UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-7410

Exact name of registrant as specified in charter:	Delaware Investments National
Municipal Income Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Investments National Municipal Income Fund (formerly Delaware Investments Florida Insured Municipal Income Fund)

December 31, 2007

	Principal
	Amount	Value
Municipal Bonds – 154.72%
Corporate Revenue Bond – 0.98%
Buckeye, Ohio Tobacco Settlement Financing Authority Asset-Backed Senior Turbo Series A-2 6.50% 6/1/47	$ 325,000	$ 334,071
		334,071
Education Revenue Bond – 3.68%
Florida Agriculture & Mechanical University Revenue (Student Apartment Facility) 5.625% 7/1/21 (MBIA)	1,250,000	1,252,250
		1,252,250
Electric Revenue Bond – 5.99%
JEA Florida Electric Systems Revenue Series 3-A 5.00% 10/1/34 (FSA)	2,000,000	2,038,100
		2,038,100
Health Care Revenue Bonds – 18.47%
Escambia County, Florida Health Facilities Authority (Florida Health Care Facilities - VHA Program)
5.95% 7/1/20 (AMBAC)	355,000	370,808
Lee Memorial Health System Board of Directors Refunding Series A 5.00% 4/1/20 (FSA)	1,000,000	1,029,410
Miami-Dade County, Florida Public Facilities Revenue (Jackson Health Systems) Series A 5.00% 6/1/35 (MBIA)	1,500,000	1,503,165
Orange County, Florida Health Facilities Authority Revenue (Orlando Regional Healthcare)
Series A 6.25% 10/1/18 (MBIA)	2,000,000	2,379,300
South Broward Hospital District Florida Refunding 5.00% 5/1/35 (MBIA)	1,000,000	1,005,690
		6,288,373
Housing Revenue Bonds – 23.17%
Broward County, Florida Housing Finance Authority (St. Croix Apartments Project) Series A 5.45% 11/1/36 (FSA) (AMT)	925,000	929,523
Florida Housing Finance Agency
(Homeowner Mortgage) Series 2 5.90% 7/1/29 (MBIA) (AMT)	355,000	362,483
(Leigh Meadows Apartments) Series N 6.30% 9/1/36 (AMBAC) (AMT) (HUD Section 8)	2,510,000	2,523,655
(Woodbridge Apartments Project) Series L
6.05% 12/1/16 (AMBAC) (AMT)	1,040,000	1,051,367
6.25% 6/1/36 (AMBAC) (AMT)	1,500,000	1,510,695
Volusia County, Florida Multifamily Housing Finance Authority (San Marco Apartments) Series A
5.60% 1/1/44 (FSA) (AMT)	1,500,000	1,511,790
		7,889,513
Lease Revenue Bonds – 20.34%
Broward County, Florida School Board Certificates of Participation Series A 5.25% 7/1/24 (FSA)	1,000,000	1,057,550
Florida State Municipal Loan Council Revenue Series A 5.00% 2/1/35 (MBIA)	2,000,000	2,050,620
Orange County, Florida School Board Certificates of Participation Series A 5.00% 8/1/27 (MBIA)	1,250,000	1,272,725
Palm Beach County, Florida School Board Certificates of Participation Series D 5.00% 8/1/28 (FSA)	1,500,000	1,525,410
South Florida Water Management District Certificate of Participation 5.00% 10/1/36 (AMBAC)	1,000,000	1,019,590
		6,925,895
Local General Obligation Bond – 3.03%
Port St. Lucie, Florida 5.00% 7/1/35 (MBIA)	1,000,000	1,032,500
		1,032,500
§Pre-Refunded Bonds – 9.44%
Florida State Board of Education (Capital Outlay Public Education) Series C 6.00% 6/1/21-10 (FGIC)	2,000,000	2,152,800
Tampa, Florida Utility Tax Improvement Series A 6.125% 10/1/19-09 (AMBAC)	1,000,000	1,062,590
		3,215,390
Special Tax Revenue Bonds – 29.95%
Flagler County, Florida Capital Improvement Revenue 5.00% 10/1/35 (MBIA)	1,000,000	1,028,390
Florida State Department of Transportation (Right of Way) 5.00% 7/1/31 (FGIC)	1,525,000	1,562,683
Jacksonville, Florida Sales Tax Revenue (Better Jacksonville) 5.00% 10/1/30 (MBIA)	1,500,000	1,540,575
Jacksonville, Florida Transportation Revenue 5.25% 10/1/29 (MBIA)	2,000,000	2,095,360
ΩMiami-Dade County, Florida Special Obligation (Capital Appreciation & Income) Series B 5.00% 10/1/35 (MBIA)	2,000,000	1,910,260
Seminole County, Florida Sales Tax Revenue Series A 5.00% 10/1/31 (MBIA)	1,000,000	1,026,090
St. Johns County, Florida Sale Tax Revenue 5.00% 10/1/36 (MBIA)	1,000,000	1,031,900
		10,195,258
State General Obligation Bond – 4.09%
Puerto Rico Commonwealth Refunding (Public Improvement) Series A 5.50% 7/1/19 (MBIA)	1,250,000	1,391,575

		1,391,575
Transportation Revenue Bonds – 15.68%
Florida Ports Financing Commission Revenue (State Transportation Trust Fund) 5.375% 6/1/27 (MBIA) (AMT)	1,000,000	1,007,710
Miami-Dade County, Florida Aviation Revenue (Miami International Airport) Series B 5.00% 10/1/37 (FGIC)	2,250,000	2,285,235
Miami-Dade County, Florida Expressway Authority Toll Systems Revenue
5.00% 7/1/37 (AMBAC)	1,000,000	1,027,530
Series B 5.00% 7/1/33 (FGIC)	1,000,000	1,017,480
		5,337,955
Water & Sewer Revenue Bonds – 19.90%
Cape Coral, Florida Water & Sewer Revenue 4.75% 10/1/31 (AMBAC)	1,000,000	1,003,130
JEA Florida Water & Sewer Systems Revenue Sub-Second Crossover Series B 5.00% 10/1/25 (MBIA)	1,000,000	1,037,310
Riviera Beach, Florida Utilities Special District Florida Water & Sewer Revenue 5.00% 10/1/34 (FGIC)	1,200,000	1,229,388
Village Center Community Development District Florida Utility Revenue 5.00% 10/1/36 (MBIA)	1,500,000	1,531,485
Winter Haven Utilities Systems Florida Revenue 5.00% 10/1/30 (MBIA)	1,915,000	1,973,771
		6,775,084
Total Municipal Bonds (cost $51,928,599)		52,675,964

•Short-Term Investments – 1.76%
Variable Rate Demand Notes – 1.76%
Philadelphia Authority for Industrial Development Revenue (Newcourtland Elder Services Project) 3.67% 3/1/27	400,000	400,000
University of Pittsburgh, Pennsylvania Commonwealth System of Higher Education Refunding
(University Capital Project) Series B 3.38% 9/15/27	200,000	200,000
Total Short-Term Investments (cost $600,000)		600,000

Total Value of Securities – 156.48%
(cost $52,528,599)		53,275,964
Receivables and Other Assets Net of Liabilities (See Notes) – 2.26%		770,337
Liquidation Value of Preferred Stock – (58.74%)		(20,000,000)
Net Assets Applicable to 2,422,200 Shares Outstanding – 100.00%		$ 34,046,301

ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
§Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
•Variable rate security. The rate shown is the rate as of December 31, 2007.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security Assurance
HUD – Housing and Urban Development
MBIA – Insured by the Municipal Bond Insurance Association
VHA – Veterans Health Administration

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Investments National Municipal Income Fund (formerly Delaware Investments Florida Insured Municipal Income Fund) (Fund).

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates value. Generally other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors/Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective December 31, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, at least annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At December 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$52,528,599
Aggregate unrealized appreciation	$1,129,979
Aggregate unrealized depreciation	(382,614)
Net unrealized appreciation	$747,365

3. Credit and Market Risk
The Fund uses leverage in the form of preferred shares. Leveraging may result in a higher degree of volatility because the Fund’s net asset value could be more sensitive to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." ”Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of December 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a -2(a)), exactly as set forth below: